Share Capital, Share Premium and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Summary of Capital Surplus

Capital surplus as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Share premium	~~W~~	2,821,006	2,821,006
Other capital surplus		(47,419)	(80,195)
Total	~~W~~	2,773,587	2,740,811

Summary of Reserves at Reporting Date

Reserves as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Foreign currency translation differences for foreign operations	~~W~~	1,025,319	1,108,625
Other comprehensive loss from associates		(29,496)	(27,224)
Other comprehensive income held for sale		291,363	—
Total	~~W~~	1,287,186	1,081,401

16.
Share Capital, Share Premium and Reserves, Continued
(b)
Reserves, Continued

Change in Reserves

The movement in reserves for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)	Foreign currency translation differences		Other comprehensive income (loss) from associates (excluding remeasurements)	Other comprehensive income (loss) held for sale	Total
January 1, 2023	~~W~~	509,620	(29,992)	—	479,628
Change in reserves		39,172	(2,824)	—	36,348
December 31, 2023		548,792	(32,816)	—	515,976
January 1, 2024		548,792	(32,816)	—	515,976
Change in reserves		476,527	3,320	291,363	771,210
December 31, 2024		1,025,319	(29,496)	291,363	1,287,186
January 1, 2025		1,025,319	(29,496)	291,363	1,287,186
Change in reserves		83,306	2,272	(291,363)	(205,785)
December 31, 2025	~~W~~	1,108,625	(27,224)	—	1,081,401

Summary of Retained earnings (accumulated deficit)
(c)
Retained earnings (accumulated deficit) as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Legal reserve (*)	~~W~~	235,416	235,416
Other reserve		68,251	68,251
Defined benefit plan actuarial income (loss)		(84,833)	(10,722)
Unappropriated retained earnings (accumulated deficit)		(237,346)	(11,033)
Total	~~W~~	(18,512)	281,912

(*) The Commercial Code of the Republic of Korea requires the Parent Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends, but may be transferred to share capital or used to reduce accumulated deficit.